Non-controlling interests - Summary of non-controlling interests in subsidiaries (Details) - USD ($)		12 Months Ended
	May 11, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets		$ 766,232,000	$ 435,860,000
Current liabilities		(262,037,000)	(221,723,000)
Carrying amount of NCI		40,873,000	59,304,000
Cash flows used in operating activities		425,607,000	165,826,000
Net increase (decrease) in cash and cash equivalents		274,220,000	(108,503,000)
Revenue		1,026,685,000	617,823,000
Net loss and comprehensive loss		97,361,000	73,685,000
Non-controlling interests		$ (7,180,000)	$ (6,901,000)
Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
NCI percentage	5.00%	0.00%	5.00%
Current assets		$ 0	$ 67,902,000
Non-current assets		0	1,858,544,000
Current liabilities		0	(1,050,952,000)
Non-current liabilities		0	(405,318,000)
Net assets		0	470,176,000
Carrying amount of NCI		0	13,362,000
Cash flows used in operating activities		(6,535,000)	(215,000)
Cash flows generated from (used in) investing activities		(16,708,000)	(45,216,000)
Cash flows generated from financing activities		18,927,000	50,026,000
Net increase (decrease) in cash and cash equivalents		(4,316,000)	4,595,000
Revenue		65,781,000	140,156,000
Net loss and comprehensive loss		(33,824,000)	(107,758,000)
Non-controlling interests		(1,691,000)	(5,388,000)
Dividends paid to NCI		$ 0	$ 0
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage		19.50%	19.50%
Current assets		$ 3,178,000	$ 1,867,000
Non-current assets		412,251,000	415,149,000
Current liabilities		(235,000)	(312,000)
Non-current liabilities		(322,454,000)	(294,493,000)
Net assets		92,740,000	122,211,000
Carrying amount of NCI		37,520,000	42,903,000
Cash flows used in operating activities		(3,750,000)	(4,856,000)
Cash flows generated from (used in) investing activities		10,000	(15,000)
Cash flows generated from financing activities		4,754,000	4,803,000
Net increase (decrease) in cash and cash equivalents		1,014,000	(68,000)
Revenue		0	0
Net loss and comprehensive loss		(27,604,000)	(6,494,000)
Non-controlling interests		(5,383,000)	(1,266,000)
Dividends paid to NCI		$ 0	$ 0